Note 12 Other comprehensive income, changes in gains or losses (Details) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Financial assets at fair value throught other comprehensive income [Line Items]
Fair value changes of debt instruments measured at fair value through other comprehensive income that may be reclassified to profit or loss	€ (357)
Fair value changes of equity instruments measured at fair value through other comprehensive income that will not be reclassified to profit or loss	(1,112)
Fair value changes of debt instruments measured at fair value through other comprehensive income that may be reclassified to profit or loss	(833)	€ (357)
Fair value changes of equity instruments measured at fair value through other comprehensive income that will not be reclassified to profit or loss	(960)	(1,112)
Debt securities [Member]
Financial assets at fair value throught other comprehensive income [Line Items]
Fair value changes of debt instruments measured at fair value through other comprehensive income that may be reclassified to profit or loss	(356)	(809)
Valuation gains and losses	(769)	659
Amounts transferred to income	51	5
Income tax and other	241	(211)
Fair value changes of debt instruments measured at fair value through other comprehensive income that may be reclassified to profit or loss	(833)	(356)
equity instruments [Member]
Financial assets at fair value throught other comprehensive income [Line Items]
Fair value changes of equity instruments measured at fair value through other comprehensive income that will not be reclassified to profit or loss	(1,112)	(1,194)
Valuation gains and losses	155	80
Amounts transferred to reserves	(1)	2
Income tax and other	(2)	(1)
Fair value changes of equity instruments measured at fair value through other comprehensive income that will not be reclassified to profit or loss	€ (960)	€ (1,112)